Summary of significant accounting policies - Depreciation and Electric plant (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation
Depreciation expense	$ 242,822	$ 237,447	$ 227,213
Electric plant
Allowance for funds used during construction (as a percent)	4.00%	4.30%	4.25%
Steam production
Depreciation
Annual depreciation rates (as a percent)	2.58%	2.61%	2.57%
Steam production | Minimum
Depreciation
Useful Life	49 years	49 years	49 years
Steam production | Maximum
Depreciation
Useful Life	65 years	65 years	65 years
Nuclear production
Depreciation
Annual depreciation rates (as a percent)	1.93%	1.94%	1.92%
Nuclear production | Minimum
Depreciation
Useful Life	37 years	37 years	37 years
Nuclear production | Maximum
Depreciation
Useful Life	60 years	60 years	60 years
Hydro production
Depreciation
Useful Life	50 years	50 years	50 years
Annual depreciation rates (as a percent)	2.00%	2.00%	2.00%
Other production
Depreciation
Annual depreciation rates (as a percent)	2.61%	2.61%	2.61%
Other production | Minimum
Depreciation
Useful Life	30 years	30 years	30 years
Other production | Maximum
Depreciation
Useful Life	35 years	35 years	35 years
Transmission
Depreciation
Useful Life	36 years	36 years	36 years
Annual depreciation rates (as a percent)	2.75%	2.75%	2.75%
General | Minimum
Depreciation
Useful Life	3 years	3 years	3 years
Annual depreciation rates (as a percent)	2.00%	2.00%	2.00%
General | Maximum
Depreciation
Useful Life	50 years	50 years	50 years
Annual depreciation rates (as a percent)	33.33%	33.33%	33.33%